Note 7 - Subsequent Events (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Details
Development Stage Entities, Stock Issued, Shares, Issued for Cash	36,500
Development Stage Entities, Equity Issuance, Per Share Amount	$ 1.50